Share based compensation reserve (Details) $ / shares in Units, € in Millions		3 Months Ended			12 Months Ended
	Jun. 14, 2018 USD ($) shares	Mar. 31, 2019 USD ($) shares $ / shares	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 shares $ / shares	Mar. 22, 2019 $ / shares	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Issued, Price Per Share1 | $ / shares						$ 20.00
Key management personnel compensation | €			€ 3.2	€ 2.1
Grant date fair value							$ 1,600,000	€ 1.3	$ 5,200,000	€ 4.6	$ 28,200,000	€ 24.7
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)		4,462,899			4,624,653
LTIP vesting 1 [Member] [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested (shares)		51,932	51,932		181,054
Management Award 2016 [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested (shares)		85,315	85,315		294,810
Shares Issued, Price Per Share1 | $ / shares		$ 17.11			$ 20.72
Liabilities From Share-based Payment Transactions, Shares		33,383	33,383		113,756
Non-Executive Director | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of shares granted to each Non-Executive Director annually | $		$ 100,000
New awards granted in the period (in shares)	44,272
Exercise price of other equity awards granted | $	$ 18.07
Expense from share-based payment transactions with employees | €			€ 0.2	€ 0.1
Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%	50.00%
January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares		$ 16.72
Number of other equity instruments outstanding (in shares)		2,990,514			3,025,953
Exercise price | $ / shares		$ 0.00
Expected volatility of the share price		22.60%	22.60%
Dividend yield expected		0.00%	0.00%
Risk free rate		2.65%	2.65%
Employee exit rate		6.00%	6.00%
January 1, 2016 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements		$ 9,900,000	€ 8.7
January 1, 2016 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years
January 1, 2016 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years	2 years
January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares		$ 16.72
Number of other equity instruments outstanding (in shares)		909,685			1,015,000
Number of other equity instruments vested (shares)		85,315	85,315
Exercise price | $ / shares		$ 0.00
Expected volatility of the share price		22.60%	22.60%
Dividend yield expected		0.00%	0.00%
Risk free rate		2.65%	2.65%
Employee exit rate		14.00%	14.00%
January 1, 2017 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements		$ 1,100,000	€ 1.0
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years	2 years
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years	2 years
January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares		$ 16.72
Number of other equity instruments outstanding (in shares)		562,700			583,700
Exercise price | $ / shares		$ 0.00
Expected volatility of the share price		22.70%	22.70%
Dividend yield expected		0.00%	0.00%
Risk free rate		2.55%	2.55%
Employee exit rate		14.00%	14.00%
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	3 years
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years	2 years
Top of range [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		2 years	2 years
EBITDA Performance Target Conditions		0.90%	0.90%
Top of range [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		2 years	2 years
EBITDA Performance Target Conditions		72.00%	72.00%
Top of range [member] | January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		4 years	4 years
EBITDA Performance Target Conditions		35.00%	35.00%
Bottom of range [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		1 year	1 year
EBITDA Performance Target Conditions		93.00%	93.00%
Bottom of range [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		2 years	2 years
EBITDA Performance Target Conditions		72.00%	72.00%
Bottom of range [member] | January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share		1 year 6 months	1 year 6 months
EBITDA Performance Target Conditions		35.00%	35.00%